CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a) Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. As of December 31, 2012 and 2013, RMB420,576 and RMB1,383,613 (US$228,556), respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group continues to monitor the financial strength of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations. There were no and one customer that individually represented greater than 10% of the total accounts receivable as of December 31, 2012 and 2013, respectively.

(b) Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There was one customer that individually represented greater than 10% of the total net revenue from continuing operations for the year ended December 31, 2011. There were no customers that individually represented greater than 10% of the total net revenue from continuing operations for the years ended December 31, 2012 and 2013, respectively.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any Internet Content Provider (“ICP”) business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of China.

Currently, the Group conducts its operations in China through Contractual Arrangements entered between the Autohome WFOE and VIEs. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future VIEs or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of Autohome WFOE, Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries, revoking the business licenses or operating licenses of Autohome WFOE, Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from this offering to finance the Group’s business and operations in China, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the actives of VIEs or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

In addition, if Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries or their shareholders fail to perform their obligations under the Contractual Arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Arrangements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Arrangements, the Company may not be able to exert effective control over its VIEs, and the Company’s ability to conduct its business may be negatively affected.

Based on the advice of the Company’s PRC legal counsel, the corporate structure and Contractual Arrangements of our VIEs and our WOFE in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements with VIEs and their nominee shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC law and regulations in all material respects.

(c) Currency convertibility risk

The Group transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

As of December 31, 2013, cash and cash equivalents in PRC were held by PRC subsidiaries and the VIEs. Cash and cash equivalents of PRC subsidiaries and VIEs are all denominated in RMB and amounted to RMB394,345 (US$65,141) and RMB99,307 (US$16,404), respectively. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs may be subject to PRC dividend withholding tax.

(d) Foreign currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of the RMB against US$ was approximately 4.9%, 1.0% and 2.9% in the years ended December 31, 2011, 2012 and 2013, respectively. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result appreciation or depreciation of the RMB against the US$.